Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance (Adjusted [member]) at Dec. 31, 2018	₩ 14,654,600	₩ 1,564,499	₩ 1,440,258	₩ 11,252,179	₩ 50,158	₩ (1,181,083)	₩ 13,126,011	₩ 1,528,589
Beginning balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Dec. 31, 2018	(3,890)			(3,890)			(3,890)
Beginning balance at Dec. 31, 2018	14,658,490	1,564,499	1,440,258	11,256,069	50,158	(1,181,083)	13,129,901	1,528,589
Comprehensive income
Profit for the year	695,868			645,703			645,703	50,165
Remeasurements of net defined benefit liabilities	(25,777)			(22,774)			(22,774)	(3,003)
Share of gain on remeasurements of associates and joint ventures	649			636			636	13
Share of other comprehensive income of associates and joint ventures	2,517				2,427		2,427	90
Valuation gains (losses) on cashflow hedge	22,864				22,850		22,850	14
Gain on valuation of financial instruments at fair value through other comprehensive income	167,152				114,869		114,869	52,283
Exchange differences on translation of foreign operations	4,933				4,630		4,630	303
Total comprehensive income for the year	868,206			623,565	144,776		768,341	99,865
Transactions with equity holders
Dividends paid by the Controlling Company	(269,659)			(269,659)			(269,659)
Dividends paid to non-controlling interest of subsidiaries	(35,500)							(35,500)
Changes in scope of consolidation	1,539					(245)	(245)	1,784
Changes in ownership interest in subsidiaries	(83,660)					(9,082)	(9,082)	(74,578)
Appropriation of loss on disposal of treasury stock				(15,169)		15,169
Disposal of treasury stock	3,346					3,346	3,346
Others	1,812					1,812	1,812
Subtotal	(382,122)			(284,828)		11,000	(273,828)	(108,294)
Ending balance at Dec. 31, 2019	15,140,684	1,564,499	1,440,258	11,590,916	194,934	(1,170,083)	13,620,524	1,520,160
Comprehensive income
Profit for the year	746,256			700,889			700,889	45,367
Remeasurements of net defined benefit liabilities	(60,181)			(49,554)			(49,554)	(10,627)
Share of gain on remeasurements of associates and joint ventures	786			410			410	376
Share of other comprehensive income of associates and joint ventures	15,932				14,701		14,701	1,231
Valuation gains (losses) on cashflow hedge	27,387				27,433		27,433	(46)
Gain on valuation of financial instruments at fair value through other comprehensive income	41,997			184,215	(150,135)		34,080	7,917
Exchange differences on translation of foreign operations	(2,666)				(882)		(882)	(1,784)
Total comprehensive income for the year	769,511			835,960	(108,883)		727,077	42,434
Transactions with equity holders
Dividends paid by the Controlling Company	(269,766)			(269,766)			(269,766)
Dividends paid to non-controlling interest of subsidiaries	(40,802)							(40,802)
Changes in ownership interest in subsidiaries	29,825					11,628	11,628	18,197
Appropriation of loss on disposal of treasury stock				(1,690)		1,690
Acquisition of treasury stock	(110,097)					(110,097)	(110,097)
Disposal of treasury stock	33,213					33,213	33,213
Others	(1,135)					(1,135)	(1,135)
Subtotal	(358,762)			(271,456)		(64,701)	(336,157)	(22,605)
Ending balance at Dec. 31, 2020	15,551,433	1,564,499	1,440,258	12,155,420	86,051	(1,234,784)	14,011,444	1,539,989
Comprehensive income
Profit for the year	1,459,395			1,356,878			1,356,878	102,517
Remeasurements of net defined benefit liabilities	55,822			47,348			47,348	8,474
Share of gain on remeasurements of associates and joint ventures	(1,596)			(1,559)			(1,559)	(37)
Share of other comprehensive income of associates and joint ventures	(24,216)				(19,718)		(19,718)	(4,498)
Valuation gains (losses) on cashflow hedge	5,272				5,222		5,222	50
Gain on valuation of financial instruments at fair value through other comprehensive income	129,780			76,288	47,247		123,535	6,245
Exchange differences on translation of foreign operations	505				(1,333)		(1,333)	1,838
Total comprehensive income for the year	1,624,962			1,478,955	31,418		1,510,373	114,589
Transactions with equity holders
Dividends paid by the Controlling Company	(326,487)			(326,487)			(326,487)
Dividends paid to non-controlling interest of subsidiaries	(23,762)							(23,762)
Changes in scope of consolidation	(17,566)							(17,566)
Changes in ownership interest in subsidiaries	(6,823)					15,797	15,797	(22,620)
Appropriation of loss on disposal of treasury stock				(20,498)		20,498
Acquisition of treasury stock	(190,105)					(190,105)	(190,105)
Disposal of treasury stock	50,954					50,954	50,954
Recognition of the obligation to purchase its own equity	(101,829)					(101,829)	(101,829)
Others	6,384					6,389	6,389	(5)
Subtotal	(609,234)			(346,985)		(198,296)	(545,281)	(63,953)
Ending balance at Dec. 31, 2021	₩ 16,567,161	₩ 1,564,499	₩ 1,440,258	₩ 13,287,390	₩ 117,469	₩ (1,433,080)	₩ 14,976,536	₩ 1,590,625